Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 09, 2012	Jun. 30, 2011
Entity Information [Line Items]
Entity Registrant Name	SI Financial Group, Inc.
Entity Central Index Key	0001500213
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 95,300,000
Entity Common Stock, Shares Outstanding		10,576,302
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011